SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201) 324-6378
(201) 324-6364 Fax
Edward.Gizzi @AIG.com

Edward Gizzi
Assistant General Counsel

June 4, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:      VALIC Company I — Stock Index Fund (the “Registrant”)

Registration File No. 002-83631

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated May 14, 2019, to the Portfolio’s Prospectus filed pursuant to Rule 497(e) under the 1933 Act on October 1, 2018.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi